Transactions With Directors and Other Key Management Personnel - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) SecurityLoan Director Managers	Dec. 31, 2017 GBP (£) SecurityLoan Director	Dec. 31, 2016 GBP (£)
Disclosure of transactions between related parties [line items]
Remuneration excluding pension contribution	£ 4,635,497	£ 4,714,578
Remuneration excluding pension contribution performance related	2,317,000	2,425,000
Deferred pension benefit accruing under a defined benefit scheme	20,402	15,450
Ex gratia pensions paid to former Directors	£ 87,300	£ 2,482	£ 14,893
Directors who held any interest in the shares | Director	0	0
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0
Loans made to directors	£ 65,232	£ 53,452
Number of loan made to directors | SecurityLoan	8	2
Benefits paid in kind for directors	£ 25,198	£ 96,358	120,302
Benefits paid in kind for key management	£ 26,844,450	£ 26,934,942	£ 26,675,305
Banco Santander SA [member]
Disclosure of transactions between related parties [line items]
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0
Loans made to directors	£ 344,348	£ 510,901
Number of loan made to directors | SecurityLoan	1	1
Benefits paid in kind for directors	£ 485,334
Number of directors paid in kind | Director	2
Benefits paid in kind for key management	£ 2,024
Number of key management paid in kind | Managers	1
Other key management personnel [member]
Disclosure of transactions between related parties [line items]
Loans made to key management personnel	£ 2,969,462	£ 1,162,384
Number of loan made to key management personnel | SecurityLoan	8	5